Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000012318 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012318 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000012318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000012318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000012318 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000034442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000034442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000034442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000034442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000034442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000034442 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034442 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000033247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000033247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000033247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000033247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000033247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000033247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000033247 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000190884 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000190884 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000190884 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000190884 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000190884 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000190884 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000190884 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000190884 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000190884 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000187975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000187975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000187975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000187975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000187975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000187975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000187975 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000187975 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000187975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000187976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000187976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000187976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000187976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000187976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000187976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000187976 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000187976 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000187976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000073572 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000073572 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000073572 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000073572 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000073572 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000073572 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000073572 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000073572 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000073572 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000133820 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000133820 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000133820 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000133820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000133820 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000133820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000133820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
C000133820 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000133820 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%